22. Fair Value (Details) - Fair Value Level 2 - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 45,966,750	$ 39,366,831
U.S. GSE debt securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	18,061,620	13,751,103
Agency MBS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	16,205,375	15,574,525
ABS and OAS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	2,852,909	1,986,129
Other investments
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 8,846,846	$ 8,055,074